Investment In Unconsolidated Joint Venture (Tables)	12 Months Ended
Dec. 31, 2016
Investment In Unconsolidated Joint Venture [Abstract]
Schedule Of Purchase Price Allocation

Hotel	Land	Buildings, improvements, and vehicles	Furniture and equipment	Land option (1)	Total purchase price	Debt originated at acquisition	Net cash
Aloft	$13,025	$34,048	$2,667	$(6,190)	$43,550	$33,750	$9,800
Atlanta, GA

(1)	The purchase agreement includes a provision which permits the seller to purchase the surface parking lot north of the hotel exercisable for ten years at less than market rates

Schedule Of Financial Position of Unconsolidated Joint Ventures

As of
December 31, 2016
Investment in hotel properties, net	$49,305
Cash and cash equivalents	1,184
Restricted cash, property escrows	464
Accounts receivable, prepaid expenses, and other assets	320
Total Assets	$51,273
Accounts payable, accrued expenses, and other liabilities	$633
Land option liability	6,190
Long-term debt, net of deferred financing costs	33,155
Total Liabilities	39,978
Condor equity	9,036
TWC equity	2,259
Total Equity	11,295
Total Liabilities and Equity	$51,273

Summary Of Results Of Operations Of Unconsolidated Joint Ventures

Year ended December 31, 2016
Revenue
Room rentals and other hotel services	$3,703
Operating Expenses
Hotel and property operations	2,457
Depreciation and amortization	471
Acquisition	299
Total operating expenses	3,227
Operating income	476
Net loss on disposition of assets	(2)
Net loss on derivative	(6)
Interest expense	(773)
Net loss	$(305)

Condor allocated loss	$(244)
TWC allocated loss	(61)
Net loss	$(305)